Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Employee-related costs	$ 804.7	$ 726.4	$ 711.3
Employee stock-based compensation expense	33.4	30.1	33.0
Freight and transportation costs	97.0	79.3	80.9
Depreciation expense	73.7	67.6	66.2
Rental expense	$ 35.4	$ 28.5	$ 27.1